Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Accounts Receivable, Net

	December 31,
	2011	2012
	RMB	RMB

Accounts receivable, gross	47,022	123,332
Less: allowance for doubtful receivables	—	(5,716)

Accounts receivable, net	47,022	117,616

Movement of Allowance for Doubtful Receivables

The following table presents movement of the allowance for doubtful receivables:

	For the year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB
Balance at the beginning of the year	(100)	(387)	—
Additions charged to general and administrative expenses	(287)	—	(6,884)
Write-off during the year	—	387	1,168

Balance at the end of the year	(387)	—	(5,716)